Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
PIA BBB Bond Fund
Shareholder Report [Line Items]
Fund Name	PIA BBB Bond Fund
Class Name	PIA BBB Bond Fund
Trading Symbol	PBBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/bbb-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/bbb-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA BBB Bond Fund	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the Bloomberg U.S. Credit Baa Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the twelve-month period from December 1, 2024, through November 30, 2025, regarding the PIA BBB Bond Fund for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.
The PIA BBB Bond Fund returned 6.30% for the twelve-month period ended November 30, 2025, versus the Bloomberg U.S. Credit Baa Bond Index return of 6.24%. The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s weighting in primarily Baa rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
Bond Market in Review - The yields on 2-year, 5-year and 10-year Treasuries decreased by 66, 45 and 16 basis points, respectively, while the yields on 30-year Treasuries increased by 30 basis points during the reporting period. The average credit spread on investment grade corporate bonds increased from 78 to 80 basis points. The average option-adjusted spread on fixed rate agency MBS decreased from 41 to 30 basis points, and the average life decreased from 7.4 to 7.2 years.
We believe that the PIA BBB Bond Fund provides our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds.
Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2025. We look forward to reporting to you again with the semi-annual report dated May 31, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF	6.30	0.21	3.48
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. Credit Baa	6.24	0.53	3.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/ for more recent performance information.
Net Assets	$ 185,198,677
Holdings Count | $ / shares	278
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$185,198,677
Number of Holdings	278
Net Advisory Fee	$0
Portfolio Turnover	12%
Average Credit Quality	BBB
Effective Duration	6.78 years
Weighted Average Maturity	11.00 years
Weighted Average Life	10.65 years
30-Day SEC Yield	4.81%
30-Day SEC Yield Unsubsidized	4.80%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
AT&T, Inc.	2.2%
CVS Health Corp.	2.1%
Mexico Government International Bond	1.9%
Oracle Corp.	1.9%
Pacific Gas and Electric Co.	1.9%
T-Mobile USA, Inc.	1.8%
Verizon Communications, Inc.	1.8%
General Motors Financial Co., Inc.	1.7%
Amgen, Inc.	1.5%
Barclays PLC	1.4%
Credit Rating Breakdown (%)[1]
[1],[2]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/bbb-bond-fund/
PIA High Yield (MACS) Fund
Shareholder Report [Line Items]
Fund Name	PIA High Yield (MACS) Fund
Class Name	PIA High Yield (MACS) Fund
Trading Symbol	PIAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA High Yield (MACS) Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/pia-high-yield-macs/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/pia-high-yield-macs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield (MACS) Fund	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark, the Bloomberg U.S. High Yield Corporate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this report for the period from December 1, 2024 through November 30, 2025, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
The Fund underperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 2.03%, after fees and expenses, for the twelve months ended November 30, 2025, versus 7.55% for the Index.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s weighting in primarily high yield rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The primary factors contributing to the underperformance of the Fund were the distribution of returns by credit rating and individual credit selection. With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the best performing ratings cohort, while overweight B(s) and Caa(s), the lessor performing ratings cohorts.
The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Top Contributors
↑	VistaJet Malta Finance PLC / Vista Management Holding, Inc. 6.38% 02/01/2030
↑	StoneMor, Inc. 8.50% 05/15/2029
↑	Veritiv Operating Co. 10.50% 11/30/2030
↑	Spanish Broadcasting System, Inc. 9.75% 03/01/2026
↑	ITT Holdings LLC 6.50% 8/1/2029I

Top Detractors
↓	ModivCare, Inc. 5.00% 10/1/2029
↓	Brightline East LLC 11.00% 1/31/2030
↓	Polar US Borrower T/L B-2 First Lien 10.19% 10/16/2028
↓	ASP Unifrax Holdings, Inc. 5.25% 12/23/2029
↓	GPD Cos., Inc. 12.50% 12/31/2029

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/26/2017)
TF	2.03	5.42	5.46
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.82
Bloomberg U.S. High Yield Corporate Bond Index	7.55	4.78	5.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/ for more recent performance information.
Net Assets	$ 184,645,053
Holdings Count | $ / shares	109
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$184,645,053
Number of Holdings	109
Net Advisory Fee	$0
Portfolio Turnover	30%
Average Credit Quality	B
Effective Duration	2.35 years
Weighted Average Maturity	3.60 years
Weighted Average Life	3.63 years
30-Day SEC Yield	12.34%
30-Day SEC Yield Unsubsidized	12.34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	8.2%
ION Platform Finance US, Inc. / ION Platform Finance SARL	2.3%
Ferrellgas LP / Ferrellgas Finance Corp.	1.9%
Veritiv Operating Co.	1.7%
TKC Holdings, Inc.	1.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.5%
Rocket Software, Inc.	1.5%
CHC Group LLC	1.5%
Compass Minerals International, Inc.	1.5%
Innophos Holdings, Inc.	1.5%
Credit Rating Breakdown (%)[1]
[3],[4]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/pia-high-yield-macs/
PIA MBS Bond Fund
Shareholder Report [Line Items]
Fund Name	PIA MBS Bond Fund
Class Name	PIA MBS Bond Fund
Trading Symbol	PMTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/mbs-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/mbs-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA MBS Bond Fund	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark Bloomberg U.S. MBS Fixed Rate Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the fiscal year from December 1, 2024 through November 30, 2025, regarding the PIA MBS Bond Fund for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.
The PIA MBS Bond Fund returned 5.95% for the twelve-month period ended November 30, 2025, while the Bloomberg U.S. MBS Fixed Rate Index returned 6.57%. The Fund’s underweight in production coupons (30-year 6% and 6.5%) was the main detractor for performance. Our underweight reflected concern regarding prepayment risk for these coupons, but rates remained elevated, and the higher production coupons greatly outperformed lower coupons. Security specific risk was also a detractor for the period, given the performance of one of the Fund’s ABS holdings (~1.3% of the Fund). The security’s anticipated repayment date was extended, and the security had a subsequent price decline. However, we believe it is prudent to hold the security. The Fund’s longer duration position was a positive as was the Fund’s underweight to Ginnie Mae mortgages, as Ginnie Mae 30-year MBS underperformed conventional 30-year MBS.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s weighting in primarily securitized bonds is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
Bond Market in Review - The yields on 2-year, 5-year and 10-year Treasuries decreased by 66, 45 and 16 basis points, respectively, while the yields on 30-year Treasuries increased by 30 basis points during the reporting period. The average credit spread on investment grade corporate bonds increased from 78 to 80 basis points. The average option-adjusted spread on fixed rate agency MBS decreased from 41 to 30 basis points, and the average life decreased from 7.4 to 7.2 years.
We believe that the  PIA MBS Bond Fund provides our clients with a means of efficiently investing in a broadly diversified portfolio of agency mortgage-backed securities.
Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2025. We look forward to reporting to you again with the semi-annual report dated May 31, 2026.

Top Contributors
↑	FNMA 5.5% 30yr pools
↑	FNMA 5.0% 30yr pools
↑	FNMA 4.5% 30yr pools

Top Detractors
↓	ABS & CMBS
↓	Treasury Bills
↓	GNMAII 2.0% 30yr pools

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF	5.95	0.07	1.42
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. Mortgage-Backed Securities Index	6.57	0.15	1.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/ for more recent performance information.
Net Assets	$ 107,518,149
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$107,518,149
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	12%
Average Credit Quality	AA
Effective Duration	5.40 years
Weighted Average Maturity	22.80 years
Weighted Average Life	6.97 years
30-Day SEC Yield	3.81%
30-Day SEC Yield Unsubsidized	3.79%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
FHLMC	36.5%
FNMA	32.3%
GNMA	16.7%
United States Treasury Bill	10.2%
Invitation Homes Trust	1.4%
CF Hippolyta Issuer LLC	1.1%
Fidelity Government Portfolio	1.0%
SAFCO Auto Receivables Trust	0.5%
BX Trust	0.3%
Credit Rating Breakdown (%)[1]
[5],[6]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/mbs-bond-fund/
Institutional
Shareholder Report [Line Items]
Fund Name	PIA High Yield Fund
Class Name	PIA High Yield Fund
Trading Symbol	PHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/high-yield-fund/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/high-yield-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark, the Bloomberg U.S. High Yield Corporate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this report for the period from December 1, 2024 through November 30, 2025, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
The Fund underperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 1.27%, after fees and expenses, for the twelve months ended November 30, 2025, versus 7.55% for the Index.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s weighting in primarily high yield rated credit securities is the primary factor attributable to the difference in returns between the Fund and the  Bloomberg U.S. Aggregate Index during the reporting period.
The primary factors contributing to the underperformance of the Fund were the distribution of returns by credit rating and individual credit selection. With regards to ratings, during the period, the Fund was underweight Ba(s), the best performing ratings cohort, while overweight B(s) and Caa(s), the lesser performing ratings cohorts.
The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Top Contributors
↑	StoneMor, Inc. 8.50% 5/15/2029
↑	VistaJet Malta Finance PLC / Vista Management Holding, Inc. 6.375% 2/1/2030
↑	Spanish Broadcasting System, Inc. 9.75% 3/1/2026
↑	ITT Holdings LLC 6.50% 8/1/2029
↑	Husky Injection Molding System 9.00% 2/15/2029

Top Detractors
↓	ModivCare, Inc. 5.00% 10/1/2029
↓	Brightline East LLC 11.00% 1/31/2030
↓	Xerox Holdings Corp. 5.50% 8/15/2028
↓	GPD Cos., Inc. 12.50% 12/31/2029
↓	Oscar Acquisition Co. LLC 9.50% 4/15/2030

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional	1.27	4.90	5.83
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. High Yield Corporate Bond Index	7.55	4.78	6.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/high-yield-fund/ for more recent performance information.
Net Assets	$ 95,074,992
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 222,462
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$95,074,992
Number of Holdings	110
Net Advisory Fee	$222,462
Portfolio Turnover	34%
Average Credit Quality	B
Effective Duration	2.44 years
Weighted Average Maturity	3.80 years
Weighted Average Life	3.76 years
30-Day SEC Yield	11.87%
30-Day SEC Yield Unsubsidized	11.53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	6.5%
ION Platform Finance US, Inc. / ION Platform Finance SARL	2.4%
Ferrellgas LP / Ferrellgas Finance Corp.	2.0%
Univision Communications, Inc.	1.5%
Compass Minerals International, Inc.	1.5%
Magnera Corp.	1.5%
CHC Group LLC	1.4%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.	1.4%
TKC Holdings, Inc.	1.4%
Innophos Holdings, Inc.	1.3%
Credit Rating Breakdown (%)[1]
[7],[8]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/high-yield-fund/
PIA Short-Term Securities Fund
Shareholder Report [Line Items]
Fund Name	PIA Short-Term Securities Fund
Class Name	PIA Short-Term Securities Fund
Trading Symbol	PIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIA Short-Term Securities Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/short-term-securities-fund/. You can also request this information by contacting us at 1-800-251-1970.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/short-term-securities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA Short-Term Securities Fund	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the ICE BofA 1-Year US Treasury Note Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the twelve-month period from December 1, 2024 through November 30, 2025, regarding the  PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
For the twelve months ended November 30, 2025, the Fund generated a total return, including the reinvestment of dividends and capital gains, of 4.89%, versus a total return of 4.23% for the Fund’s secondary benchmark, the ICE BofA 1-Year U.S. Treasury Note Index.
The Fund’s outperformance versus the secondary benchmark during the reporting period can be primarily attributed to an overweight in investment grade corporate debt securities, with financial, utility and industrial credits all outperforming equivalent duration  U.S. Treasuries based on excess returns. The Fund also benefited from its weighting in asset-backed securities and commercial mortgage-backed securities.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s substantially shorter duration is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.
Bond Market in Review - The yields on 1-year, 2-year, 3-year, 5-year and 10-year Treasuries decreased by 69, 66, 61, 45 and 16 basis points, respectively, while the yields on 30-year Treasuries increased by 30 basis points during the reporting period. The average credit spread on investment grade corporate bonds increased from 78 to 80 basis points and the average option-adjusted spread on fixed rate agency mortgage-backed securities decreased from 41 to 30 basis points.
Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2025. We look forward to reporting to you again with the semi-annual report dated May 31, 2026.

Top Contributors
↑	Financial credits
↑	Industrial credits
↑	Utility credits
↑	Longer duration

Top Detractors
↓	Adjustable-rate agency MBS
↓	Adjustable-rate CMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF	4.89	2.87	2.27
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
ICE BofA 1-Year US Treasury Note Total Return Index	4.23	2.40	1.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/ for more recent performance information.
Net Assets	$ 184,137,271
Holdings Count | $ / shares	122
Advisory Fees Paid, Amount	$ 288,067
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$184,137,271
Number of Holdings	122
Net Advisory Fee	$288,067
Portfolio Turnover	43%
Average Credit Quality	Aa
Effective Duration	1.20 years
Weighted Average Maturity	2.70 years
Weighted Average Life	1.40 years
30-Day SEC Yield	3.95%
30-Day SEC Yield Unsubsidized	3.96%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.5%
United States Treasury Bill	8.8%
BX Trust	6.4%
AEGON Funding Co. LLC	1.7%
Quanta Services, Inc.	1.6%
CONE Trust 2024-DFW1	1.6%
PVOne LLC	1.3%
Amur Equipment Finance Receivables LLC	1.3%
Ares Capital Corp.	1.1%
Camden Property Trust	1.1%
Credit Rating Breakdown (%)[1]
[9],[10]
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/short-term-securities-fund/

[1]
*	Expressed as a percent of net assets.

[2]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[3]
*	Expressed as a percent of net assets.

[4]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[5]
*	Expressed as a percent of net assets.

[6]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[7]
*	Expressed as a percent of net assets.

[8]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[9]
*	Expressed as a percent of net assets.

[10]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.